Stock-based Compensation [Text Block]	12 Months Ended
Mar. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation [Text Block]
33.	STOCK-BASED COMPENSATION

The following describes the stock-based compensation plans of MUFG, BTMU, MUTB, MUSHD, MUMSS and MUAH.

MUFG, BTMU, MUTB, MUSHD and MUMSS

On May 16, 2016, MUFG introduced the Board Incentive Plan as a new incentive plan for officers of MUFG, BTMU, MUTB, MUSHD and MUMSS. On November 14, 2016, MUFG expanded the Board Incentive Plan to officers who hold unexercised Stock Acquisition Rights granted under the Stock Option Plan. As a result of this transaction, the Stock Option Plan remains available to officers who are on overseas assignment as of the transition date and hold unexercised Stock Acquisition Rights. This transition which consists of the exchange of unexercised Stock Acquisition Rights for common share of MUFG under the Board Incentive Plan was treated as modification of the Stock Option Plan for accounting purpose and incremental compensation cost resulting from the modification was ¥2,028 million.

Stock Option Plan

MUFG, BTMU, MUTB, MUSHD and MUMSS have the Stock Option Plan.

The Stock Acquisition Rights under the Stock Option Plan were normally issued and granted to officers once a year until the fiscal year ended March 31, 2013. They were normally issued and granted to officers except for outside directors and corporate auditors once a year from the fiscal year ended March 31, 2014.

The class of shares to be issued or transferred upon exercise of the Stock Acquisition Rights is common shares of MUFG. The number of shares to be issued or transferred upon exercise of each Stock Acquisition Right (“number of granted shares”) is 100 common shares of MUFG. In the event of a stock split or reverse stock split of common shares of MUFG, the number of granted shares shall be adjusted in accordance with the ratio of the stock split or reverse stock split. If any events occur that require the adjustment to the number of granted shares (e.g., mergers, consolidations, corporate separations or capital reductions of MUFG), MUFG shall appropriately adjust the number of granted shares to a reasonable extent.

The contractual term of the Stock Acquisition Rights is approximately 30 years from the date of grant. Some of the Stock Acquisition Rights vest on the date of grant and the rest of the Stock Acquisition Rights granted vest depending on the holders’ service periods as officers.

The Stock Acquisition Rights are only exercisable after the date on which the following conditions are met: (1) holder as a director, a corporate executive officer or an executive officer is no longer a director, a corporate executive officer and an executive officer, and (2) holder as a corporate auditor is no longer a corporate auditor, and (3) holder as a senior fellow is no longer a senior fellow. The exercise price is ¥1 per share.

The following is a summary of the Stock Acquisition Rights transactions of MUFG, BTMU, MUTB, MUSHD and MUMSS for the fiscal year ended March 31, 2017:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	17,476,100	¥1
Exercised	(4,421,900)	1
Forfeited or Expired	(49,900)	1
Transitioned to the Board Incentive Plan(1)	(12,111,500)	1

Outstanding, end of fiscal year	892,800	¥1	24.81	¥624

Exercisable, end of fiscal year	—	¥—	—	¥—

Note:

(1)	All shares transitioned to the Board Incentive Plan were granted and vested. See the explanation of the following item, The Board Incentive Plan, for more information.

The fair value of the Stock Acquisition Rights is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions described in the following table. The risk-free interest rate is based on the Japanese government bonds yield curve in effect at the date of grant based on the expected term. The expected volatility is based on the historical data from traded common shares of MUFG. The expected term is based on the average service period of officers of MUFG, BTMU, MUTB, MUSHD and MUMSS, which represents the expected outstanding period of the Stock Acquisition Rights granted. The expected dividend yield is based on the dividend rate of common share of MUFG at the date of grant.

	Fiscal years ended March 31,(1)
	2015	2016
Risk-free interest rate	0.11%	0.07%
Expected volatility	28.74%	28.03%
Expected term	4 years	4 years
Expected dividend yield	2.67%	2.06%

Note:

(1)	There are no issuances under the Stock Option Plan during the fiscal year ended March 31, 2017.

The weighted-average grant date fair value of the Stock Acquisition Rights granted for the fiscal years ended March 31, 2015 and 2016 was ¥53,900 and ¥80,200 per 100 shares, respectively.

The MUFG Group recognized ¥1,594 million, ¥1,647 million and ¥252 million of compensation costs related to the Stock Acquisition Rights with ¥540 million, ¥518 million and ¥77 million of the corresponding tax benefit for the fiscal years ended March 31, 2015, 2016 and 2017, respectively.

Cash received from the exercise of the Stock Acquisition Rights for the fiscal years ended March 31, 2015, 2016 and 2017 was ¥5 million, ¥4 million and ¥4 million, respectively. The actual tax benefit realized for the tax deductions from exercise of the Stock Acquisition Rights for the fiscal years ended March 31, 2015, 2016 and 2017 was ¥728 million, ¥538 million and ¥651 million, respectively.

The Board Incentive Plan

On May 16, 2016, MUFG’s compensation committee approved the introduction of a Board Incentive Plan as a new incentive plan for officers and covers the fiscal years corresponding to the medium-term business plan of MUFG under which common shares of MUFG and cash equivalent to the liquidation value of the common shares of MUFG together with dividends attributable to the common shares of MUFG are delivered and/or provided as compensation. The Board Incentive Plan uses the trust structure called a Board Incentive Plan Trust (“the BIP Trust”), and was authorized to purchase up to ¥15,800 million common shares of MUFG in the open market. The BIP Trust initially consists of the BIP Trust I and the BIP Trust II started on May 17, 2016, and will end on August 31, 2018. These trusts period may be extended through the modification of the trust agreement and additional contributions to the trust.

On November 14, 2016, MUFG’s compensation committee also approved the introduction of the BIP Trust III, using the same structure as above for officers to implement the transition from the Stock Option Plan under which Stock Acquisition Rights had previously been granted but have not been exercised by officers to the Board Incentive Plan. The BIP Trust III was authorized to purchase up to ¥8,100 million common shares of MUFG in the open market. The BIP Trust III started on November 15, 2016 and will end on November 30, 2019. If any beneficiary under the BIP Trust III remains as active officers at the initial expiration date, the trust period will be extended for additional three years. The extension of the trust period will be made in the same manner up to 30 years.

MUFG funded and established the BIP Trust, and from time to time, make contributions to the BIP Trust whose beneficiaries are officers of MUFG, BTMU, MUTB, MUSHD and MUMSS within the limit approved by MUFG’s compensation committee. BTMU, MUTB, MUSHD and MUMSS also reimburse MUFG for its contributions to the BIP Trust. The trustee of the BIP Trusts, MUTB, acquires common shares of MUFG in the open market in accordance with the instructions from the trust administrator, who is a third party that does not have any interest in MUFG, BTMU, MUTB, MUSHD and MUMSS.

During the period of the BIP Trust, certain points are awarded to officers. The number of the points will be determined based on each rank of officers, promotions to a higher rank in the BIP Trust I and, based on single-year financial results and the degree to which the medium-term business plan has been achieved in the BIP Trust II. At December 1, 2016, certain points were awarded to officers who have exchanged their unexercised stock acquisition rights at the transition from the Stock Option Plan to the BIP Trust III.

One point corresponds to one common share of MUFG, and if the number of common share of MUFG owned by the BIP Trusts has increased or decreased due to a stock split, gratis allotment of shares, reverse stock split, etc., the number of common share of MUFG to be delivered and/or provided for one point will be adjusted accordingly.

Officers will receive common shares of MUFG in the number corresponding to a certain percentage of these points and cash equivalent to the liquidation value of the common shares of MUFG corresponding to the remaining points after they are liquidated within the BIP Trusts. As to the BIP Trust I and the BIP Trust III, common shares of MUFG and cash will be delivered and/or provided upon resignation of the officers. As to the BIP Trust II, common shares of MUFG and cash will be delivered and/or provided immediately following the last day of the fiscal years corresponding to the medium-term business plan of MUFG. Dividends arising from common share of MUFG will also be distributed to officers based on the number of the points or the beneficial interest of officers.

The following is a roll-forward of common share of MUFG under the BIP Trust I and the BIP Trust II of MUFG, BTMU, MUTB, MUSHD and MUMSS for the fiscal year ended March 31, 2017. For the BIP Trust III, all shares were vested and there is no nonvested shares for the fiscal year ended March 31, 2017:

	The BIP Trust I		The BIP Trust II
	Number of Shares	Weighted—average grant—date fair value	Number of Shares	Weighted—average grant—date fair value
Nonvested, beginning of fiscal year	—	¥—	—	¥—
Granted	7,497,800	521.60	11,287,600	521.60
Vested	(2,772,141)	521.60	(1,662,334)	521.60
Forfeited	(13,838)	521.60	(73,425)	521.60

Nonvested, end of fiscal year	4,711,821	¥521.60	9,551,841	¥521.60

The total fair value of the common shares of MUFG held by the BIP Trust I and the BIP Trust II that vested during the year ended March 31, 2017 were ¥1,940 million and ¥1,163 million, respectively.

The following is a summary of compensation costs, the corresponding tax benefit under the BIP Trust for the fiscal year ended March 31, 2017, and unrecognized compensation costs as of March 31, 2017:

	2017
	The BIP Trust I	The BIP Trust II	The BIP Trust III
	(in millions)
Compensation costs	¥ 1,238	¥ 1,039	¥ 2,112
Tax benefit	379	318	385
Unrecognized compensation costs	1,617	346	—

Unrecognized compensation costs are expected to be recognized over a weighted-average period of 1.3 years for the BIP Trust I and 0.3 years for the BIP Trust II.

MUAH

In April 2010, MUAH adopted the UnionBanCal Plan (“UNBC Plan”). Under the UNBC Plan, MUAH grants restricted stock units settled in American Depositary Receipts (“ADRs”) representing common shares of MUFG, to key employees at the discretion of the Human Capital Committee of the Board of Directors (“the Committee”). The Committee determines the number of shares, vesting requirements and other features and conditions of the restricted stock units. Under the UNBC Plan, MUFG ADRs are purchased in the open market upon the vesting of the restricted stock units, through a revocable trust. There is no amount authorized to be issued under the UNBC Plan since all shares are purchased in the open market. These awards generally vest pro-rata on each anniversary of the grant date and generally become fully vested three years from the grant date, provided that the employee has completed the specified continuous service requirement. Generally, the grants vest earlier if the employee dies, is permanently and totally disabled, retires under certain grant, age and service conditions, or terminates employment under certain conditions.

Under the UNBC Plan, the restricted stock unit participants do not have dividend rights, voting rights or other stockholder rights. The grant date fair value of these awards is equal to the closing price of the MUFG ADRs on date of grant.

Effective July 1, 2014, the U.S. branch banking operations of BTMU were integrated under MUB’s operations and MUAH assumed the obligations of the stock bonus plan established by BTMU Headquarters for the Americas (“HQA Plan”). The HQA Plan is substantially similar to the UNBC Plan; however, participants in the HQA Plan are entitled to “dividend equivalent credits” on their unvested restricted stock units when MUFG pays dividends to its shareholders. The credit is equal to the dividends that the participants would have received on the shares had the shares been issued to the participants when the restricted stock units were granted. Accumulated dividend equivalents are paid to participants in cash on an annual basis.

Effective June 8, 2015, MUAH amended and restated the HQA Plan as the MUAH Plan. The MUAH Plan is substantially similar to the UNBC and HQA Plans. MUAH’s future grants will be made under the MUAH Plan only. “Dividend equivalent credits” arising from grants under the MUAH Plan are paid to participants in shares on an annual basis.

The following table is a summary of the UNBC Plan, the HQA Plan and MUAH Plan, which together are presented as the “Stock Bonus Plans”:

Grant Date	Units Granted	Fair Value of Stock	Vesting Duration	Pro-rata Vesting Date
April 15, 2014	9,135,710	$5.40	3 years	April 15
July 10, 2014	56,056	5.91	3 years	July 10
September 15, 2014	46,552	5.80	3 years	September 15
July 15, 2015	11,469,343	7.18	3 years	July 15
July 15, 2015	550,140	7.18	46 months	May 18
December 16, 2015	486,004	6.43	25 months	January 15
March 15, 2016	44,500	4.96	3 years	March 15
March 15, 2016	167,339	4.96	24 months	March 15
June 15, 2016	16,393,770	4.59	3 years	June 15
July 11, 2016	552,941	4.44	3 years	July 11
October 17, 2016	53,375	4.89	28 months	February 15
Dividend equivalent units credited in 2016	655,622	—	—	—

The following table is a roll-forward of the restricted stock units under the Stock Bonus Plans for the fiscal years ended December 31, 2015 and 2016:

	Restricted Stock Units
	2015	2016
Units outstanding, beginning of fiscal year	15,101,489	19,409,109
Activity during the year:
Granted	12,505,487	17,867,547
Vested	(7,423,603)	(9,901,422)
Forfeited	(774,264)	(812,128)
Other	—	120,286

Units outstanding, end of fiscal year	19,409,109	26,683,392

The following table is a summary of MUAH’s compensation costs, the corresponding tax benefit for the fiscal years ended December 31, 2014, 2015 and 2016, and unrecognized compensation costs as of December 31, 2014, 2015 and 2016:

	2014	2015	2016
	(in millions)
Compensation costs	¥3,599	¥6,537	¥7,292
Tax benefit	1,376	2,542	2,830
Unrecognized compensation costs	5,063	7,598	11,183